Goodwill and Other Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying value, Beginning balance	$ 3,517,315
Goodwill acquired during the year		6,517,315
Goodwill	3,517,315	6,517,315
Impairment losses		(3,000,000)
Carrying value, Ending balance	$ 3,517,315	$ 3,517,315